Financial Liabilities - Loans by Currency (Details) € in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 UYU ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 UYU ($)	Dec. 31, 2020 CLP ($)
Disclosure of detailed information about borrowings [line items]
Loans and other payables	€ 4,693							€ 4,535
Euro
Disclosure of detailed information about borrowings [line items]
Loans and other payables	3,148							2,557
U.S. dollar
Disclosure of detailed information about borrowings [line items]
Loans and other payables	781	$ 885						1,391	$ 1,707
Brazilian real
Disclosure of detailed information about borrowings [line items]
Loans and other payables	36		R$ 225					59		R$ 376
Colombian peso
Disclosure of detailed information about borrowings [line items]
Loans and other payables	310			$ 1,399,759				214			$ 899,695
Pound sterling
Disclosure of detailed information about borrowings [line items]
Loans and other payables	1				£ 1			111				£ 100
Uruguayan peso
Disclosure of detailed information about borrowings [line items]
Loans and other payables	108					$ 5,456		0					$ 0
Chilean peso
Disclosure of detailed information about borrowings [line items]
Loans and other payables	186						$ 177,845	76						$ 66,311
Other currencies
Disclosure of detailed information about borrowings [line items]
Loans and other payables	€ 123							€ 127